Statements of Net Assets Available for Benefits - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Investments	$ 1,141,150,487	$ 1,022,065,904
Receivables
Notes receivable from participants	28,066,596	25,672,540
Employer contributions	12,525,010	14,704,344
Total receivables	40,591,606	40,376,884
NET ASSETS AVAILABLE FOR BENEFITS	1,181,742,093	1,062,442,788
Participant-directed investments
ASSETS
Investments	$ 1,141,150,487	$ 1,022,065,904